Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DAC
Balance at January 1,	$5,905	$6,338	$5,752
Capitalizations	482	424	562
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(111)	(104)	227
Other expenses	(624)	(583)	(478)
Total amortization	(735)	(687)	(251)
Unrealized investment gains (losses)	325	(170)	495
Other (1)	—	—	(220)
Balance at December 31,	5,977	5,905	6,338
VOBA
Balance at January 1,	70	78	80
Amortization related to:
Other expenses	(7)	(8)	(10)
Total amortization	(7)	(8)	(10)
Unrealized investment gains (losses)	3	—	8
Balance at December 31,	66	70	78
Total DAC and VOBA
Balance at December 31,	$6,043	$5,975	$6,416
______________

(1)
The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified related to affiliated reinsurance agreements accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DAC
Balance at January 1,	$5,905	$6,338	$5,752
Capitalizations	482	424	562
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(111)	(104)	227
Other expenses	(624)	(583)	(478)
Total amortization	(735)	(687)	(251)
Unrealized investment gains (losses)	325	(170)	495
Other (1)	—	—	(220)
Balance at December 31,	5,977	5,905	6,338
VOBA
Balance at January 1,	70	78	80
Amortization related to:
Other expenses	(7)	(8)	(10)
Total amortization	(7)	(8)	(10)
Unrealized investment gains (losses)	3	—	8
Balance at December 31,	66	70	78
Total DAC and VOBA
Balance at December 31,	$6,043	$5,975	$6,416
______________

(1)
The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified related to affiliated reinsurance agreements accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

Information Regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2015	2014
	(In millions)
U.S.	$418	$406
MetLife Holdings	5,000	4,894
Corporate & Other	625	675
Total	$6,043	$5,975

Deferred Sales Inducements
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DSI
Balance at January 1,	$122	$175	$180
Capitalization	8	10	15
Amortization	(21)	(28)	(20)
Unrealized investment gains (losses)	21	(35)	—
Balance at December 31,	$130	$122	$175
VODA and VOCRA
Balance at January 1,	$295	$325	$353
Amortization	(30)	(30)	(28)
Balance at December 31,	$265	$295	$325
Accumulated amortization	$192	$162	$132

Value of Distribution Agreements and Customer Relationships Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DSI
Balance at January 1,	$122	$175	$180
Capitalization	8	10	15
Amortization	(21)	(28)	(20)
Unrealized investment gains (losses)	21	(35)	—
Balance at December 31,	$130	$122	$175
VODA and VOCRA
Balance at January 1,	$295	$325	$353
Amortization	(30)	(30)	(28)
Balance at December 31,	$265	$295	$325
Accumulated amortization	$192	$162	$132

Estimated Future Amortization Expense
The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA
	(In millions)
2016	$4	$30
2017	$6	$28
2018	$5	$26
2019	$5	$24
2020	$5	$21